Share-based Payment Arrangements - Summary of Employee Share Options (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) shares $ / shares	Jun. 30, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares
2014 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Period | shares	6,097,856	6,670,356	6,670,356
Number of Options, Expired | shares	(1,453,250)
Number of Options, Exercised | shares		(114,500)
Number of Options, Ending of Period | shares	4,644,606	6,555,856	6,097,856
Number of Options, Exercisable | shares	4,644,606	6,555,856
Weighted- average Exercise Price Per Option, Beginning of Period | $ / shares	$ 1.43	$ 1.43	$ 1.43
Weighted- average Exercise Price Per Option, Expired | $ / shares	0.67
Weighted- average Exercise Price Per Option, Exercised | $ / shares		1.87
Weighted- average Exercise Price Per Option, End of Period | $ / shares	1.76	1.43	$ 1.43
Weighted- average Exercise Price Per Option, Exercisable | $ / shares	$ 1.76	$ 1.43
2014 Plan | ASLN American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Exercisable | shares	1,857,843	2,622,342
Weighted- average Exercise Price Per Option, Exercisable | $ / shares	$ 4.4	$ 3.58
2017 Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Period | shares	501,167	501,167	501,167
Number of Options, Ending of Period | shares	501,167	501,167	501,167
Number of Options, Exercisable | shares	501,167	501,167
Weighted- average Exercise Price Per Option, Beginning of Period | $ / shares	$ 1.28	$ 1.28	$ 1.28
Weighted- average Exercise Price Per Option, End of Period | $ / shares	1.28	1.28	$ 1.28
Weighted- average Exercise Price Per Option, Exercisable | $ / shares	$ 1.28	$ 1.28
2017 Plan | ASLN American Depositary Share
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Exercisable | shares	100,234	100,234
Weighted- average Exercise Price Per Option, Exercisable | $ / shares	$ 6.4	$ 6.4
2020 Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of Options, Beginning of Period | shares	4,021,562
Number of Options, Granted | shares	1,775,149
Number of Options, Forfeited | shares	(744,372)
Number of Options, Ending of Period | shares	5,052,339		4,021,562
Number of Options, Exercisable | shares	1,206,022
Weighted- average Exercise Price Per Option, Beginning of Period | $ / shares	$ 2.06
Weighted -average Exercise Price Per Option, Granted | $ / shares	1.12
Weighted- average Exercise Price Per Option, Forfeited | $ / shares	2.06
Weighted- average Exercise Price Per Option, End of Period | $ / shares	1.77		$ 2.06
Weighted- average Exercise Price Per Option, Exercisable | $ / shares	$ 1.77
Weighted-average fair value of options granted | $	$ 1.3